Schedule of Investments - Virtus Newfleet ABS/MBS ETF

April 30, 2022 (unaudited)

Security Description	Principal	Value

ASSET BACKED SECURITIES – 52.2%
ACC Auto Trust, Class C, Series 2021-A, 3.79%, 04/15/27(1)	$460,000	$439,489
ACC Trust, Class C, Series 2021-1, 2.08%, 12/20/24(1)	150,000	146,335
ACC Trust, Class C, Series 2022-1, 3.24%, 10/20/25(1)	190,000	180,904
ACM Auto Trust, Class B, Series 2022-1A, 4.47%, 04/20/29(1)(2)	100,000	100,132
Affirm Asset Securitization Trust, Class A, Series 2021-A, 0.88%, 08/15/25(1)	100,000	99,417
American Credit Acceptance Receivables Trust, Class C, Series 2021-3, 0.98%, 11/15/27(1)	450,000	433,591
American Credit Acceptance Receivables Trust, Class E, Series 2022-1, 3.64%, 03/13/28(1)	160,000	148,259
Aqua Finance Trust, Class C, Series 2019-A, 4.01%, 07/16/40(1)	120,000	116,564
Avis Budget Rental Car Funding AESOP LLC, Class A, Series 2019-3A, 2.36%, 03/20/26(1)	37,000	35,670
Avis Budget Rental Car Funding AESOP LLC, Class A, Series 2020-2A, 2.02%, 02/20/27(1)	375,000	351,411
Avis Budget Rental Car Funding AESOP LLC, Class D, Series 2021-2A, 3.04%, 09/22/25(1)	65,000	61,068
Business Jet Securities LLC, Class A, Series 2021-1A, 2.16%, 04/15/36(1)	96,888	89,263
BXG Receivables Note Trust, Class A, Series 2022-A, 4.12%, 09/28/37(1)	115,000	115,253
Cajun Global LLC, Class A2, Series 2021-1, 3.93%, 11/20/51(1)	219,175	205,323
Carvana Auto Receivables Trust, Class D, Series 2021-N3, 1.58%, 06/12/28	310,000	292,378
CFMT Issuer Trust, Class A, Series 2021-GRN1, 1.10%, 03/20/41(1)	68,795	66,114
CLI Funding VI LLC, Class A, Series 2020-1A, 2.08%, 09/18/45(1)	104,031	95,451
CPS Auto Receivables Trust, Class E, Series 2019-D, 3.86%, 10/15/25(1)	65,000	64,397
Dext ABS LLC, Class A, Series 2020-1, 1.46%, 02/16/27(1)	248,403	246,475
Exeter Automobile Receivables Trust, Class D, Series 2017-3A, 5.28%, 10/15/24(1)	130,000	130,539
FAT Brands Royalty LLC, Class A2, Series 2021-1A, 4.75%, 04/25/51(1)	70,000	68,248
Flagship Credit Auto Trust, Class C, Series 2020-1, 2.24%, 01/15/26(1)	120,000	118,609
Flagship Credit Auto Trust, Class C, Series 2020-4, 1.28%, 02/16/27(1)	300,000	290,984
Foursight Capital Automobile Receivables Trust, Class C, Series 2021-2, 1.57%, 07/15/27(1)	40,000	37,295
GLS Auto Receivables Issuer Trust, Class D, Series 2019-4A, 4.09%, 08/17/26(1)	120,000	118,311
HIN Timeshare Trust, Class C, Series 2020-A, 3.42%, 10/09/39(1)	133,306	128,878
Hotwire Funding LLC, Class C, Series 2021-1, 4.46%, 11/20/51(1)	325,000	297,344
Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)
Lendmark Funding Trust, Class A, Series 2019-1A, 3.00%, 12/20/27(1)	$100,000	$99,416
Mariner Finance Issuance Trust, Class A, Series 2019-AA, 2.96%, 07/20/32(1)	100,000	99,914
Mercury Financial Credit Card Master Trust, Class A, Series 2021-1A, 1.54%, 03/20/26(1)	150,000	145,269
Mission Lane Credit Card Master Trust, Class A, Series 2021-A, 1.59%, 09/15/26(1)	300,000	291,633
Navient Private Education Refi Loan Trust, Class A, Series 2021-EA, 0.97%, 12/16/69(1)	496,096	460,935
NBC Funding LLC, Class A2, Series 2021-1, 2.99%, 07/30/51(1)	298,500	275,454
Oasis Securitization Funding LLC, Class A, Series 2021-1A, 2.58%, 02/15/33(1)	49,226	49,010
Octane Receivables Trust, Class B, Series 2021-1A, 1.53%, 04/20/27(1)	50,000	45,744
Oportun Funding XIV LLC, Class B, Series 2021-A, 1.76%, 03/08/28(1)	300,000	294,210
Oscar US Funding XII LLC, Class A4, Series 2021-1A (Japan), 1.00%, 04/10/28(1)	120,000	110,384
Planet Fitness Master Issuer LLC, Class A2II, Series 2018-1A, 4.67%, 09/05/48(1)	279,850	276,599
Santander Drive Auto Receivables Trust, Class D, Series 2020-2, 2.22%, 09/15/26	55,000	54,458
Skopos Auto Receivables Trust, Class C, Series 2019-1A, 3.63%, 09/16/24(1)	71,205	71,435
Tricolor Auto Securitization Trust, Class D, Series 2022-1A, 5.38%, 01/15/26(1)	465,000	462,756
Upstart Securitization Trust, Class B, Series 2021-3, 1.66%, 07/20/31(1)	225,000	211,085
USASF Receivables LLC, Class B, Series 2020-1A, 3.22%, 05/15/24(1)	118,995	118,871
Veros Auto Receivables Trust, Class B, Series 2021-1, 1.49%, 10/15/26(1)	300,000	287,499
VFI ABS LLC, Class D, Series 2022-1A, 6.68%, 11/26/29(1)	100,000	97,121
Westlake Automobile Receivables Trust, Class D, Series 2019-1A, 3.67%, 03/15/24(1)	28,346	28,434
ZAXBY’S Funding LLC, Class A2, Series 2021-1A, 3.24%, 07/30/51(1)	154,225	139,720

Total Asset Backed Securities
(Cost $8,486,181)		8,097,649
MORTGAGE BACKED SECURITIES - 46.4%
Commercial Mortgage Backed Securities - 10.8%
Barclays, Class B, Series 2013-C6, 3.88%, 04/10/46(1)(3)(4)	240,000	236,115
BBCMS Mortgage Trust, Class A, Series 2018-TALL, 1.60%, (1-Month USD LIBOR + 0.72%), 03/15/37(1)(3)	125,000	121,488
BPR Trust, Class A, Series 2021-KEN, 2.13%, (1-Month USD LIBOR + 1.25%), 02/15/29(1)(3)	375,000	372,440

Schedule of Investments - Virtus Newfleet ABS/MBS ETF (continued)

April 30, 2022 (unaudited)

Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)
Commercial Mortgage Backed Securities (continued)
BPR Trust, Class A, Series 2022-OANA, 2.68%, (SOFR + 1.90%), 04/15/37(1)(3)	$185,000	$185,072
CHC Commercial Mortgage Trust, Class A, Series 2019-CHC, 2.00%, (1-Month USD LIBOR + 1.12%), 06/15/34(1)(3)	228,333	224,839
COMM Mortgage Trust, Class D, Series 2012-CR2, 4.87%, 08/15/45(1)(3)(4)	30,000	29,648
Motel Trust, Class B, Series 2021-MTL6, 2.07%, (1-Month USD LIBOR + 1.20%), 09/15/38(1)(3)	440,487	433,695
Stack Infrastructure Issuer LLC, Class A2, Series 2019-1A, 4.54%, 02/25/44(1)	65,847	65,757
Total Commercial Mortgage Backed Securities		1,669,054
Residential Mortgage Backed Securities - 35.6%
American Homes 4 Rent Trust, Class A, Series 2015-SFR1, 3.47%, 04/17/52(1)	100,046	98,147
Angel Oak Mortgage Trust, Class A1, Series 2021-2, 0.99%, 04/25/66(1)(3)(4)	27,142	24,904
Angel Oak Mortgage Trust, Class A2, Series 2021-3, 1.31%, 05/25/66(1)(3)(4)	83,209	78,041
Angel Oak Mortgage Trust, Class A1, Series 2021-8, 1.82%, 11/25/66(1)(3)(4)	493,181	458,596
BRAVO Residential Funding Trust, Class A1, Series 2021-A, 1.99%, 10/25/29(1)(5)	85,859	81,988
CAFL Issuer LLC, Class A1, Series 2021-RTL1, 2.24%, 03/28/29(1)(5)	150,000	140,277
Cascade MH Asset Trust, Class A1, Series 2021-MH1, 1.75%, 02/25/46(1)	107,560	98,696
COLT Mortgage Loan Trust, Class A1, Series 2021-2R, 0.80%, 07/27/54(1)	50,953	50,662
CoreVest American Finance Trust, Class A, Series 2020-3, 1.36%, 08/15/53(1)	190,444	171,938
CSMC Trust, Class A1, Series 2021-AFC1, 0.83%, 03/25/56(1)(3)(4)	67,633	64,888
CSMC Trust, Class A1, Series 2021-RPL3, 2.00%, 01/25/60(1)(3)(4)	291,373	281,158
Deephaven Residential Mortgage Trust, Class A1, Series 2020-2, 1.69%, 05/25/65(1)	2,479	2,478
Ellington Financial Mortgage Trust, Class A1, Series 2020-2, 1.18%, 10/25/65(1)(3)(4)	71,842	70,962
Ellington Financial Mortgage Trust, Class A2, Series 2021-1, 1.00%, 02/25/66(1)(3)(4)	66,855	62,152
Ellington Financial Mortgage Trust, Class A1, Series 2021-2, 0.93%, 06/25/66(1)(3)(4)	85,414	78,161
FirstKey Homes Trust, Class D, Series 2021-SFR1, 2.19%, 08/17/38(1)	130,000	115,041
LHOME Mortgage Trust, Class A1, Series 2021-RTL2, 2.09%, 06/25/26(1)(5)	100,000	95,740
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(3)(4)	81,830	81,982
New Residential Mortgage Loan Trust, Class B1, Series 2018-4A, 1.72%, (1-Month USD LIBOR + 1.05%), 01/25/48(1)(3)	562,580	561,736
New Residential Mortgage Loan Trust, Class A3, Series 2017-2A, 4.00%, 03/25/57(1)(3)(4)	37,514	36,918
New Residential Mortgage Loan Trust, Class A1B, Series 2019-1A, 3.50%, 10/25/59(1)(3)(4)	119,990	116,461
Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Progress Residential, Class C, Series 2021-SFR1, 1.56%, 04/17/38(1)	$100,000	$89,230
Progress Residential Trust, Class A, Series 2019-SFR2, 3.15%, 05/17/36(1)	149,342	148,661
Progress Residential Trust, Class A, Series 2020-SFR2, 2.08%, 06/17/37(1)	250,000	237,560
Progress Residential Trust, Class A, Series 2022-SFR3, 3.20%, 04/17/39(1)	100,000	95,655
PRPM LLC, Class A1, Series 2021-2, 2.12%, 03/25/26(1)(3)(4)	117,819	113,836
PRPM LLC, Class A1, Series 2021-3, 1.87%, 04/25/26(1)(5)	93,532	89,216
PRPM LLC, Class A1, Series 2021-RPL1, 1.32%, 07/25/51(1)(5)	128,556	120,714
Residential Mortgage Loan Trust, Class A1, Series 2020-1, 2.38%, 01/26/60(1)(3)(4)	29,967	29,560
Roc Mortgage Trust, Class A1, Series 2021-RTL1, 2.49%, 08/25/26(1)(3)(4)	100,000	95,312
SG Residential Mortgage Trust, Class A1, Series 2019-3, 2.70%, 09/25/59(1)(3)(4)	5,868	5,785
SG Residential Mortgage Trust, Class A3, Series 2021-1, 1.56%, 07/25/61(1)(3)(4)	38,455	36,102
SG Residential Mortgage Trust, Class A1, Series 2021-1, 1.16%, 07/25/61(1)(3)(4)	57,682	53,998
Star Trust, Class A1, Series 2021-1, 1.22%, 05/25/65(1)(3)(4)	69,757	66,258
Starwood Mortgage Residential Trust, Class A1, Series 2020-1, 2.28%, 02/25/50(1)(3)(4)	198,017	197,067
Towd Point HE Trust, Class M1, Series 2021-HE1, 1.50%, 02/25/63(1)(3)(4)	46,704	45,155
Towd Point Mortgage Trust, Class A1, Series 2018-4, 3.00%, 06/25/58(1)(3)(4)	59,664	58,145
Tricon American Homes Trust, Class B, Series 2020-SFR2, 1.83%, 11/17/39(1)	130,000	112,007
VCAT LLC, Class A1, Series 2021-NPL4, 1.87%, 08/25/51(1)(5)	264,105	251,263
VCAT LLC, Class A1, Series 2021-NPL6, 1.92%, 09/25/51(1)(5)	132,415	126,210
Verus Securitization Trust, Class A1, Series 2021-R2, 0.92%, 02/25/64(1)(3)(4)	68,664	67,129
Verus Securitization Trust, Class A1, Series 2020-4, 1.50%, 05/25/65(1)(5)	109,301	106,474
Verus Securitization Trust, Class A1, Series 2021-2, 1.03%, 02/25/66(1)(3)(4)	78,026	73,773
Verus Securitization Trust, Class A1, Series 2021-3, 1.05%, 06/25/66(1)(3)(4)	297,554	277,346
Visio Trust, Class A2, Series 2019-2, 2.92%, 11/25/54(1)(3)(4)	43,597	42,518
Visio Trust, Class A1, Series 2020-1R, 1.31%, 11/25/55(1)	90,467	88,080
VOLT XCIV LLC, Class A1, Series 2021-NPL3, 2.24%, 02/27/51(1)(5)	71,661	68,741
VOLT XCV LLC, Class A1, Series 2021-NPL4, 2.24%, 03/27/51(1)(5)	56,513	54,424
Total Residential Mortgage Backed Securities		5,521,145
Total Mortgage Backed Securities
(Cost $7,497,917)		7,190,199

Schedule of Investments - Virtus Newfleet ABS/MBS ETF (continued)

April 30, 2022 (unaudited)

Security Description	Principal	Value
FOREIGN BOND – 1.2%

Financials – 1.2%

Doric Nimrod Air Alpha 2013-1 Class A Pass-Through Trust, 5.25%, 05/30/23 (Guernsey)(1)	$192,980	$191,538
(Cost $193,422)
TOTAL INVESTMENTS - 99.8%
(Cost $16,177,520)		15,479,386
Other Assets in Excess of Liabilities - 0.2%		35,032
Net Assets - 100.0%		$15,514,418

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2022, the aggregate value of these securities was $15,132,550, or 97.5% of net assets.
(2)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2022.
(4)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(5)	Represents step coupon bond. Rate shown reflects the rate in effect as of April 30, 2022.

Abbreviations:
LIBOR — London InterBank Offered Rate
SOFR — Secured Overnight Financing Rate
USD — United States Dollar

Schedule of Investments - Virtus Newfleet ABS/MBS ETF (continued)

April 30, 2022 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Asset Backed Securities	$—	$7,997,517	$100,132	$8,097,649
Mortgage Backed Securities	—	7,190,199	—	7,190,199
Foreign Bond	—	191,538	—	191,538
Total	$—	$15,379,254	$100,132	$15,479,386

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended April 30, 2022.